Sales - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Revenue from sale of goods, related party transactions	$ 3,800.0	$ 4,000.0	$ 2,400.0
Increase decrease in revenue from sale of copper through adjustments arising from change in provisional price	$ 78.2	$ 88.6	$ 64.7
Percentage of sales to related party	95.00%	95.00%	94.00%
Customer1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	32.00%	37.00%	26.00%
Customer2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	23.00%	19.00%	23.00%
Customer3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	22.00%	17.00%	16.00%
Customer4 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%	15.00%	15.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	71.00%	68.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Net Sales [Line Items]
Percentage Of Sale Expenses On Operating Income	1.00%